(John Hancock Equity and International Funds - Class NAV) | (Disciplined Value Fund)
INVESTMENT OBJECTIVE
The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - (Disciplined Value Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Disciplined Value Fund)	Class NAV
Management fee	0.65%
Other expenses	0.05%
Total annual fund operating expenses	0.70%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.69%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Disciplined Value Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	70	223	389	870

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.
In seeking this investment objective, the manager examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.
The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.
The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.
The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.
During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.
The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 20 of the prospectus.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security's market price and the fund's ability to sell the security.
Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors. To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The S&P 500 Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2019, was 12.54%. Best quarter: Q1 '12, 14.29% Worst quarter: Q3 '11, -17.04%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Disciplined Value Fund) -	1 Year	5 Years	Since Inception	Inception Date
Class NAV	(9.46%)	5.43%	12.13%	May 29, 2009
Class NAV | after tax on distributions	(11.73%)	3.85%	10.78%	May 29, 2009
Class NAV | after tax on distributions, with sale	(4.31%)	3.92%	9.74%	May 29, 2009
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	(8.27%)	5.95%	12.08%	May 29, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.52%	May 29, 2009

(John Hancock Equity and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund)
INVESTMENT OBJECTIVE
To seek long-term growth of capital with current income as a secondary objective.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - (Disciplined Value Mid Cap Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Disciplined Value Mid Cap Fund)	Class NAV
Management fee	0.71%
Other expenses	0.04%	[1]
Total annual fund operating expenses	0.75%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	0.74%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Disciplined Value Mid Cap Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	76	239	416	929

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the manager as having value characteristics. A medium market capitalization issuer is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index was approximately $593 million to $44.5 billion as of March 31, 2019, and may change over time.
The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of factors such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria. In general, the fund's investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry. The fund may focus its investments in a particular sector or sectors of the economy.
The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.
The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.
The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.
During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.
The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 20 of the prospectus.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security's market price and the fund's ability to sell the security.
Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
A note on performance
Class A shares commenced operations on July 12, 2010. Because Class NAV shares of the fund had not commenced operations as of the date of this prospectus, returns shown are those of Investor Shares of Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) (prior to July 12, 2010) and the fund's Class A shares (from July 12, 2010), except that they do not include Class A shares sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2019, was 19.75%. Best quarter: Q2 '09, 19.63% Worst quarter: Q3 '11, -19.57%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Disciplined Value Mid Cap Fund) -	1 Year	5 Years	10 Years
Class NAV	(14.90%)	5.34%	13.98%
Class NAV | after tax on distributions	(17.34%)	3.87%	13.07%
Class NAV | after tax on distributions, with sale	(6.97%)	4.19%	11.78%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	(12.29%)	5.44%	13.03%

(John Hancock Equity and International Funds - Class NAV) | (Global Shareholder Yield Fund)
INVESTMENT OBJECTIVE
The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - (Global Shareholder Yield Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Global Shareholder Yield Fund)	Class NAV
Management fee	0.80%
Other expenses	0.07%
Total annual fund operating expenses	0.87%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.86%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Global Shareholder Yield Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	88	277	481	1,072

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow.
Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the manager believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.
The manager seeks to produce an efficient portfolio on a risk/return basis with a dividend yield exceeding that of the MSCI World Index. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole. The stocks the manager finds attractive generally have valuations lower than the manager's perception of their fundamental value, as reflected in price-to-free cash flow, price-to-book ratios, or other stock valuation measures.
Although the fund may invest in global equity investments of any market capitalization, the fund will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. Additionally, the fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the manager believes such companies offer attractive opportunities.
The fund may invest up to 20% of its net assets in debt securities, including high-yield fixed-income securities rated below investment grade, also known as junk bonds. The fund's investment policies are based on credit ratings at the time of purchase.
The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks. The fund may trade securities actively.

PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.
During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.
The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 20 of the prospectus.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivatives transactions. Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security's market price and the fund's ability to sell the security.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2019, was 12.08%. Best quarter: Q3 '10, 14.53% Worst quarter: Q3 '11, -10.02%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Global Shareholder Yield Fund) -	1 Year	5 Years	10 Years
Class NAV	(9.15%)	2.91%	8.83%
Class NAV | after tax on distributions	(10.94%)	0.89%	7.01%
Class NAV | after tax on distributions, with sale	(4.97%)	1.55%	6.46%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	(8.71%)	4.56%	9.67%

(John Hancock Equity and International Funds - Class NAV) | (International Growth Fund)
INVESTMENT OBJECTIVE
To seek high total return primarily through capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - (International Growth Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (International Growth Fund)	Class NAV
Management fee	0.81%
Distribution and service (Rule 12b-1) fees	none
Other expenses	0.06%
Total annual fund operating expenses	0.87%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.86%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (International Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	88	277	481	1,072

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI All Country World ex-USA Growth Index.
Under normal market conditions, the fund invests at least 80% of its total assets in equity investments.
The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.
The manager's investment process generally begins with the broad universe of securities included in international equity indices, including China A-shares available through Stock Connect or other mutual market access programs. To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free cash flow margins, returns on capital employed and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. "Free cash flow" is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics: (i) quality; (ii) growth; (iii) valuation; (iv) capital returns; and (v) earnings revisions.
The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Purchase candidates are securities that are attractive on a majority of the metrics noted above, and have a positive catalyst such as accelerating earnings or revenue growth. The fund may trade securities actively.

PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.
During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.
The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 20 of the prospectus.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.
Hong Kong Stock Connect Program (Stock Connect) risk. China A-Shares listed and traded on certain Chinese stock exchanges through Stock Connect, a mutual market access program designed to, among other things, enable foreign investment in the People's Republic of China (PRC) via brokers in Hong Kong, are subject to a number of restrictions imposed by Chinese securities regulations and local exchange listing rules. Because Stock Connect was established in November 2014, developments are likely, which may restrict or otherwise affect the fund's investments or returns. Furthermore, any changes in laws, regulations and policies of the China A-Shares market or rules in relation to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC's investment and banking systems in general.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
A note on performance
Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.
Class NAV shares of the fund commenced operations as of June 2, 2015. Returns shown prior to Class NAV shares' commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2019, was 18.25%. Best quarter: Q3 '10, 17.66% Worst quarter: Q3 '11, -18.54%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (International Growth Fund) -	1 Year	5 Years	10 Years
Class NAV	(11.89%)	4.54%	8.58%
Class NAV | after tax on distributions	(12.67%)	3.26%	7.69%
Class NAV | after tax on distributions, with sale	(6.75%)	3.22%	6.88%
MSCI All Country World ex–USA Growth Index (reflects no deduction for fees, expenses, or taxes)	(14.43%)	1.69%	7.15%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(13.79%)	0.53%	6.32%

(John Hancock Equity and International Funds - Class NAV) | (U.S. Quality Growth Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - (U.S. Quality Growth Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (U.S. Quality Growth Fund)	Class NAV
Management fee	0.57%	[1]
Other expenses	0.07%
Total annual fund operating expenses	0.64%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	0.63%
[1]	"Management fee" has been restated to reflect changes to the fund's contractual management arrangements that became effective September 28, 2018 and July 10, 2019.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (U.S. Quality Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	64	204	356	797

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be "tied economically" to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.
The manager's investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, and exchange-traded equity real estate investment trusts (REITs). The fund may invest significantly in securities of companies in certain sectors, and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector.
The manager focuses on members of the investable universe that exhibit high quality free cash flow margins (i.e., cash generated after expenses to support operations and maintain capital assets), capital return (i.e., dividends and share buybacks), and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings outlook. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process.
Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings outlook), and have a positive catalyst such as accelerating earnings or revenue growth. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.
During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.
The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 20 of the prospectus.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
A note on performance
Prior to close of business on September 28, 2018, the fund was managed by a different subadvisor pursuant to different strategies, and thus, the performance presented prior to such date should not be attributed to the current subadvisor, Wellington Management Company LLP ("Wellington Management"). The fund's performance shown below might have differed materially if Wellington Management had managed the fund prior to close of business on September 28, 2018.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2019, was 22.94%. Best quarter: Q1 '12, 18.98% Worst quarter: Q4 '18, -14.37%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (U.S. Quality Growth Fund) -	1 Year	5 Years	Since Inception	Inception Date
Class NAV	(0.20%)	9.31%	14.12%	Dec. 20, 2011
Class NAV | after tax on distributions	(5.71%)	5.99%	11.37%	Dec. 20, 2011
Class NAV | after tax on distributions, with sale	3.31%	6.70%	10.85%	Dec. 20, 2011
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.51%)	10.40%	14.66%	Dec. 20, 2011